Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000234653 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.60%
C000206278 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206278 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206278 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206278 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206278 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206278 | France
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000206278 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.90%
C000206278 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206278 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206278 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000206278 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000206278 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000206278 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000206278 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000206278 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000246834 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000246834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000246834 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000246834 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%